Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Research and development claims receivable	$ 29,280	$ 24,685
Accounts receivable	121	121
Prepayments	13,696	12,337
VAT receivable	2,787	2,701
Other assets	0	203
Other receivable	2,649	1,469
Deferred cost	1,997	1,494
Total prepaid expenses and other current assets	$ 50,530	$ 43,010